Organization and Operations - Schedule of Effect of Changes of Previously Reported Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss	$ 0			$ (56)				$ (69)
Additional paid-in capital	0							126,978
Accumulated deficit	(434,224)							(80,456)
Noncontrolling interests	(467)							24,394
Total stockholders’ (deficit) / equity	(434,683)	$ (254,904)	$ (266,025)	(210,058)	$ (180,705)	$ (137,380)	$ (134,297)	70,855
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	2			2				2
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	$ 6			6				$ 6
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated other comprehensive loss				(56)
Additional paid-in capital				0
Accumulated deficit				(233,441)
Noncontrolling interests				23,431
Total stockholders’ (deficit) / equity			$ (266,025)	(210,058)	$ (180,705)	$ (137,380)
As Reported | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock				2
As Reported | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock				6
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital				(9,618)
Accumulated deficit				10,736
Noncontrolling interests				$ (1,118)